Cover	Jul. 05, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This further amended and restated report is being filed to correct certain disclosures and set forth on Exhibits 99.2, 99.3 and 99.4, including, among other things, correcting certain figures therein as more fully described in the newly added “Correction of Errors” paragraph in “Summary of Significant Accounting Policies” in the Notes to Unaudited Combined Financial Statements of Jjanga LLC, HJH LLC and Ramen Aku LLC for the three months ended March 31, 2024 and 2023, as set forth on Exhibit 99.3.
Document Period End Date	Jul. 05, 2024
Entity File Number	001-41494
Entity Registrant Name	Yoshiharu Global Co.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6940 Beach Blvd.
Entity Address, Address Line Two	Suite D-705
Entity Address, City or Town	Buena Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90621
City Area Code	(714)
Local Phone Number	694-2403
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	YOSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false